UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2008

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 7, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Total Value: $ 369,696 (thousands)


List of Other Included Managers:

	NONE







Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $10,115   2,567,140    SH    SOLE  N/A   1,861,000  N/A    706,140
American International Group Common     026874107   $10,801     408,200    SH    SOLE  N/A     296,100  N/A    112,100
Cia Saneamento Basico        ADR        20441A102   $11,382     222,470    SH    SOLE  N/A     117,100  N/A    105,370
Compugen Ltd                 Common     M25722105   $ 1,791     831,800    SH    SOLE  N/A     257,000  N/A    574,800
Cooper Tire & Rubber         Common     216831107   $ 9,098   1,160,500    SH    SOLE  N/A     875,000  N/A    285,500
Durect Corporation           Common     266605104   $25,301   6,894,000    SH    SOLE  N/A   5,096,000  N/A  1,798,000
Endocare Inc                 Common     29264P203   $ 2,102     417,951    SH    SOLE  N/A     416,914  N/A      1,037
Focus Media Holding          ADR        34415V109   $ 9,286     335,000    SH    SOLE  N/A     335,000  N/A        -
General Cable Corp           Common     369300108   $28,772     472,840    SH    SOLE  N/A     378,300  N/A     94,540
General Electric Co          Common     369604103   $12,989     486,670    SH    SOLE  N/A     375,100  N/A    111,570
Gerber Scientific Inc        Common     373730100   $24,777   2,177,200    SH    SOLE  N/A   1,643,000  N/A    534,200
Helix Energy Solutions Grp   Common     42330P107   $22,450     539,150    SH    SOLE  N/A     406,600  N/A    132,550
Heska Corp                   Common     42805E108   $10,420   8,683,505    SH    SOLE  N/A   5,679,700  N/A  3,003,805
Home Depot Inc               Common     437076102   $ 3,560     152,000    SH    SOLE  N/A     150,000  N/A      2,000
Horsehead Holding Corp       Common     440694305   $ 6,056     498,000    SH    SOLE  N/A     449,400  N/A     48,600
Inovio Biomedical Corp       Common     45773H102   $   545     505,000    SH    SOLE  N/A     415,800  N/A     89,200
Insteel Industries           Common     45774W108   $   229      12,491    SH    SOLE  N/A      12,491  N/A        -
Jmg Exploration Inc          Common     46621A117   $   -        30,300    SH    SOLE  N/A       6,000  N/A     24,300
Journal Register Co          Common     481138105   $ 1,459   8,106,900    SH    SOLE  N/A   4,580,000  N/A  3,526,900
Lcc International            Common     501810105   $ 2,155   2,267,950    SH    SOLE  N/A   1,889,000  N/A    378,950
Libbey Inc                   Common     529898108   $17,314   2,327,100    SH    SOLE  N/A   1,574,000  N/A    753,100
Masco Corp                   Common     574599106   $ 4,915     312,450    SH    SOLE  N/A     306,700  N/A      5,750
Matrix Service Co            Common     576853105   $23,440   1,016,500    SH    SOLE  N/A     801,150  N/A    215,350
Petroleo Brasileiro          ADR        71654V101   $28,569     493,000    SH    SOLE  N/A     404,200  N/A     88,800
Prb Energy Inc               Common     693535106   $     3     696,485    SH    SOLE  N/A     426,286  N/A    270,199
Precision Castparts Corp     Common     740189105   $ 7,710      80,000    SH    SOLE  N/A      80,000  N/A        -
Providence Service Corp      Common     743815102   $13,997     663,050    SH    SOLE  N/A     507,800  N/A    155,250
Quixote Corp                 Common     749056107   $ 1,943     237,574    SH    SOLE  N/A     225,374  N/A     12,200
Ruby Tuesday Inc             Common     781182100   $ 4,179     773,800    SH    SOLE  N/A     749,300  N/A     24,500
Safeguard Scientifics Inc    Common     786449108   $ 5,823   4,696,000    SH    SOLE  N/A   4,620,000  N/A     76,000
Stealthgas Inc               Common     Y81669106   $18,246   1,293,100    SH    SOLE  N/A   1,034,000  N/A    259,100
Telekomunik Indonesia        ADR        715684106   $17,383     539,000    SH    SOLE  N/A     421,200  N/A    117,800
Tier Technologies Inc.       Common     88650Q100   $ 3,405     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $29,200   7,913,370    SH    SOLE  N/A   5,304,104  N/A  2,609,266
Wal-Mart Stores Inc          Common     931142103   $   281       5,000    SH    SOLE  N/A         -    N/A      5,000